GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 1,934
2014	1,663
2015	1,420
2016	333
2017	255
Thereafter	418
Net	$ 6,023	$ 2,214